Segments and Geographical Information - Geographical Segment Report (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Revenue	[1]	$ 9,498	$ 6,101	$ 5,647
Property, plant and equipment		2,352	2,922	1,123
China [Member]
Segment Reporting Information [Line Items]
Revenue	[1]	3,882	3,135	2,756
Property, plant and equipment		251	360	116
Netherlands [Member]
Segment Reporting Information [Line Items]
Revenue	[1]	285	177	171
Property, plant and equipment		183	161	169
United States [Member]
Segment Reporting Information [Line Items]
Revenue	[1]	906	415	396
Property, plant and equipment		922	1,115	5
Singapore [Member]
Segment Reporting Information [Line Items]
Revenue	[1]	984	526	452
Property, plant and equipment		166	186	200
Germany [Member]
Segment Reporting Information [Line Items]
Revenue	[1]	623	392	450
Property, plant and equipment		52	98	80
Japan [Member]
Segment Reporting Information [Line Items]
Revenue	[1]	550	316	245
Property, plant and equipment		1	2	1
South Korea [Member]
Segment Reporting Information [Line Items]
Revenue	[1]	369	268	287
Property, plant and equipment			1	1
Malaysia [Member]
Segment Reporting Information [Line Items]
Revenue	[1]	231	41	47
Property, plant and equipment		378	473	79
Other Countries [Member]
Segment Reporting Information [Line Items]
Revenue	[1]	1,668	831	843
Property, plant and equipment		$ 399	$ 526	$ 472

[1]	Revenue attributed to geographic areas is based on the customer's shipped-to location (except for intellectual property license revenue which is attributable to the Netherlands).